RELATED PARTY TRANSACTIONS	9 Months Ended	12 Months Ended
	Jul. 31, 2024	Oct. 31, 2023
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 7 – RELATED PARTY TRANSACTIONS

South Salinas Project – Related Party

Upon its formation, the Company acquired from Trio LLC a majority working interest in the South Salinas Project and engaged the services of certain members of Trio LLC to manage the Company’s assets (see Note 1 and Note 6). Trio LLC operates the South Salinas Project on behalf of the Company, and as operator, conducts and has full control of the operations within the constraints of the Joint Operating Agreement, and acts in the capacity of an independent contractor. Trio LLC currently holds a 3.8% working interest in the South Salinas Project and the Company holds an 85.775% working interest. The Company provides funds to Trio LLC to develop and operate the assets in the South Salinas Project; such funds are classified in the short-term asset/liability section of the balance sheet as Advance to Operators/Due to Operators, respectively. As of July 31, 2024 and October 31, 2023, the balance of the Due to Operators account is $18,633 and $21,651, respectively.

McCool Ranch Oil Field Asset Purchase – Related Party

On October 16, 2023, the Company entered into the McCool Ranch Purchase Agreement with Trio LLC for purchase of a 21.918315% working interest in the McCool Ranch Oil Field located in Monterey County near the Company’s flagship South Salinas Project (see Note 6); the Assets are situated in what is known as the “Hangman Hollow Area” of the McCool Ranch Oil Field. The Company initially recorded a payment of $100,000 upon execution of the McCool Ranch Purchase Agreement, at which time Trio LLC began refurbishment operations with respect to the San Ardo WD-1 to determine if it was capable of reasonably serving the produced water needs for the assets. With refurbishment successfully accomplished, the Company is obligated to pay an additional $400,000 per the McCool Ranch Purchase Agreement; it has paid approximately $270,000 during the year for restarting production operations on the assets and has a liability of approximately $130,000 to Trio LLC as a note payable – related parties on the balance sheet as of July 31, 2024.

Restricted Stock Units (“RSUs”) issued to Directors

Pursuant to the 2022 Equity Incentive Plan (“the Plan”), on September 2, 2023, the Company issued an aggregate 21,250 shares of its $0.0001 par common stock to four outside directors with a fair value of $12.80 per share for a grant date value of $273,275. The shares, or RSUs, vested as of February 28, 2024.

On June 19, 2024, the Company agreed to award 50,000 restricted stock units to a newly appointed director under the Plan; as there were only 22,750 shares remaining for issuance under the Plan, 22,500 RSUs were awarded immediately with a fair value of $6.00 per share for a grant date value of $134,550 and the remaining 27,500 RSUs will be awarded to the director if and when the number of shares available under the Plan have been increased, with shareholder approval, and there are a sufficient number of shares available for such additional award of RSUs. With regards to vesting, 25% of the RSUs vest six months after the date of issuance and the remaining RSUs will vest in equal amounts quarterly thereafter. For the three and nine months ended July 31, 2024, the Company recognized stock-based compensation for these awards in the amount of $7,720 and $184,980, respectively, within stock-based compensation expenses on the income statement, with $126,830 of unrecognized expense as of the period ended July 31, 2024.

Restricted Shares issued to Executives and Employees

In February 2022, the Company entered into employee agreements with Frank Ingriselli (former Chief Executive Officer) and Gregory L. Overholtzer (Chief Financial Officer or “CFO”) which, among other things, provided for the grant of restricted shares in the amounts of 50,000 and 5,000, respectively, pursuant to the Plan. Per the terms of the employee agreements, subject to continued employment, the restricted shares vest over a two-year period, under which 25% will vest upon the earlier of three months after the IPO or six months after the grant date. After this date, the remainder vest in equal tranches every six months until fully vested. As the Plan was not adopted until October 17, 2022, these shares will be recorded as of that date at a fair value of $5.88 per share; such value was calculated via a third-party valuation performed using income and market methods, as well as a discounted cash flow method, with the terminal value using a market multiples method, adjusted for a lack of marketability. As of October 31, 2022, the Company recorded 55,000 restricted shares at a fair value of $323,400, and for the three and nine months ended July 31, 2024, the Company recognized stock-based compensation of $40,757 and $120,943, respectively, within stock-based compensation expenses on the income statement, with unrecognized expense of $34,555 as of July 31, 2024. For the three and nine months ended July 31, 2023, the Company recognized stock-based compensation of $40,757 and $120,943, respectively, within stock-based compensation expenses on the income statement.

In May 2023, the Company entered into six employee agreements which, among other things, provided for the grant of an aggregate of 35,000 restricted shares pursuant to the Plan. Per the terms of the employee agreements, subject to continued employment, the restricted shares vest as follows: 25% of the shares vested five months after the issuance date, after which the remainder vest in equal tranches every six months until fully vested. The shares were recorded on the date of issuance at a fair value of $43.00 per share for an aggregate fair value of $1,505,000, and for the three and nine months ended July 31, 2024, the Company recognized stock-based compensation of $189,845 and $563,343, respectively, within stock-based compensation expenses on the income statement, with unrecognized expense of $501,437 as of the period ended July 31, 2024. For the three and nine months ended July 31, 2023, the Company recognized stock-based compensation of $226,242 and $226,242, respectively, within stock-based compensation expenses on the income statement.

On October 16, 2023, the Company and Michael L. Peterson entered into an employment agreement (the “Peterson Employment Agreement”), effective as of October 23, 2023, pursuant to which Mr. Peterson will serve as Chief Executive Officer of the Company, replacing Mr. Ingriselli. Pursuant to the Peterson Employment Agreement, Mr. Peterson will be paid an annual base salary of $350,000. In addition, Mr. Peterson is entitled to receive, subject to his continuing employment with the Company on the applicable date of the bonus payout, an annual target discretionary bonus of up to 100% of his annual base salary, payable at the discretion of the Compensation Committee of the Board based upon the Company’s and Mr. Peterson’s achievement of objectives and milestones to be determined on an annual basis by the Board.

Pursuant to the Peterson Employment Agreement, the Company issued Mr. Peterson a grant of 50,000 shares of restricted stock pursuant to the Company’s Omnibus Incentive Compensation Plan (the “Plan”) at a fair value of $5.40 per share for a grant date fair value of $271,000. The restricted stock grant vests over a period of two years, with 25% of the shares of restricted stock vesting six months after the Peterson Employment Agreement Effective Date, and the remainder vesting in equal tranches on each of the 12-, 18-, and 24-month anniversary dates of the Peterson Employment Agreement. On March 26, 2024, the Company borrowed $125,000 from Mr. Peterson (the “Peterson Loan”), in connection with which the Company delivered to Mr. Peterson an Unsecured Subordinated Promissory Note in the principal amount of $125,000 (the “Peterson Note”). As additional consideration for the Peterson Loan, the Company accelerated the vesting of 50,000 shares of restricted stock awarded to Mr. Peterson under the Company’s 2022 Equity Incentive Plan. For the three and nine months ended July 31, 2024, the Company recognized stock-based compensation of $233,505 and $267,659, respectively, within stock-based compensation expenses on the income statement, with no unrecognized expense as of the period ended July 31, 2024.

On the same date as Mr. Peterson’s resignation as the Company’s Chief Executive Officer on July 11, 2024, the Company and Mr. Peterson entered into a three-month consulting agreement, which includes a monthly cash fee of $10,000 and an award of 50,000 RSUs pursuant to the Plan. The RSUs will be issued on such date as there are a sufficient number of shares available under the Plan for the award of such RSUs, and will fully vest sixty days after their issuance.

On July 11, 2024, the Company entered into an employment agreement with Mr. Robin Ross, pursuant to which Mr. Ross will serve as Chief Executive Officer of the Company, replacing Mr. Peterson. Pursuant to the Ross Employment Agreement, Mr. Ross will be paid an annual base salary of $300,000. In addition, Mr. Peterson is entitled to receive, subject to his continuing employment with the Company on the applicable date of the bonus payout, an annual target discretionary bonus of up to 100% of his annual base salary, payable at the discretion of the Compensation Committee of the Board based upon the Company’s and Mr. Ross’ achievement of objectives and milestones to be determined on an annual basis by the Board. Pursuant to the Ross Employment Agreement, the Company awarded Mr. Ross 100,000 RSUs pursuant to the Plan; the RSUs will be issued on such date as there are a sufficient number of shares available under the Plan for the award of such RSUs. With regards to vesting, 25% of the RSUs vest six months after the award is made to Mr. Ross, with the remainder vesting in equal tranches each three months thereafter, until either the restricted shares have been fully vested or Mr. Ross’s continuous service ends, whichever occurs first.

Note Payable – Related Party

On March 26, 2024, the Company borrowed $125,000 from its Chief Executive Officer, Michael L. Peterson, in connection with which the Company delivered to Mr. Peterson an Unsecured Subordinated Promissory Note in the principal amount of $125,000. The Note is payable on or before September 26, 2024 (the “Peterson Note Maturity Date”), upon which date the principal balance and interest accruable at a rate of 10% per annum is due and payable to Mr. Peterson by the Company. The Company may prepay the Peterson Note at any time prior to the Peterson Note Maturity Date, in whole or in part, without premium or penalty. The Company is also required to prepay the Peterson Note, in full, prior to the Peterson Note Maturity Date from the proceeds of any equity or debt financing received by the Company of at least $1,000,000. As additional consideration for the Peterson Loan, the Company accelerated the vesting of 50,000 shares of restricted stock awarded to Mr. Peterson under the Company’s 2022 Equity Incentive Plan. The Peterson Note also provides for acceleration of payment of the outstanding principal balance and all accrued and unpaid interest in the case of an Event of Default (as such term is defined in the Peterson Note), where there is either a payment default or a bankruptcy event.

NOTE 6 – RELATED PARTY TRANSACTIONS

South Salinas Project – Related Party

The Company was originally formed to acquire Trio LLC’s working interest in the South Salinas Project, and subsequently partner with certain members of Trio LLC’s management to develop and operate those assets (see Note 1, Note 5). Trio LLC operates the South Salinas on behalf of the Company, and as operator, conducts and has full control of the operations and acts in the capacity of an independent contractor. Trio LLC currently holds a 3.8% working interest in the South Salinas Project and the Company holds an 85.75% working interest. The Company advances funds to Trio LLC to develop and operate the assets in the South Salinas Project; such funds have been classified in the long-term asset section of the balance sheet as Advance to Operators since April 2022, and as of October 31, 2023 and 2022, the balance of this account was $0 and $1,900,000, respectively.

Optioned Assets with Related Party

On December 22, 2022, the Company and Trio LLC entered into the Fourth Amendment to the Trio LLC PSA. Per the terms of the Fourth Amendment, the Company was granted a 120-day option (commencing on January 1, 2023) to acquire any or all of the following three assets currently owned in part by Trio LLC (the “Optioned Assets”). The price for this option was $150,000, which was paid by the Company to Trio LLC in April 2023; this amount was capitalized and is reflected in the balance of the oil and gas property. The Optioned Assets are as follows:

●	The Hangman Hollow Field asset with an option to acquire Trio LLC’s 44% working interest and their Operatorship;
●	The Kern Front Field asset with an option to acquire Trio LLC’s 22% working interest and their Operatorship; and
●	The Union Avenue Field with an option to acquire Trio LLC’s 20% working interest and their Operatorship;

McCool Ranch Oil Field Asset Purchase – Related Party

On October 16, 2023, the Company entered into an agreement (“McCool Ranch Purchase Agreement”) with Trio LLC for purchase of a 21.918315% working interest in the McCool Ranch Oil Field located in Monterey County near the Company’s flagship South Salinas Project (see Note 6); the Assets are situated in what is known as the “Hangman Hollow Area” of the McCool Ranch Oil Field. The acquired property is an oil field developed with oil wells, a water-disposal well, steam generator, boiler, various tanks, in-field steam pipelines, oil pipelines and other facilities. The property is fully and properly permitted for oil and gas production, cyclic- steam injection and water disposal; however, it is currently idle (i.e., not producing), although operations to restart production have begun. The Company initially recorded a payment of $100,000 upon execution of the McCool Ranch Purchase Agreement, at which time Trio LLC began refurbishment operations with respect to the San Ardo WD-1 water disposal well (the “WD-1”) to determine if it is capable of reasonably serving the produced water needs for the assets, which Refurbishment was successfully accomplished. With Refurbishment successfully accomplished, the Company will pay an additional $400,000, which shall be used in restarting production operations on the assets. As of October 31, 2023, the Company has recorded the $100,000 payment as a capitalized cost; the balance is reflected in the balance of the oil and gas property as of year-end.

Additional Working Interest – South Salinas Project – Related Party

In April 2023, the Company paid Trio LLC approximately $60,000 to acquire an additional 3.026471% working interest in the South Salinas Project, of which working interest amount is one-half (1/2) of the working interest that was acquired by Trio LLC; this amount was capitalized and is reflected in the balance of the oil and gas property.

Notes Payable – Related Party

On September 14, 2021, the Company entered into a note payable with Trio LLC as part of the agreement for the purchase of an 82.75% working interest in the South Salinas Project (see Note 1). Per the Third Amendment signed on May 27, 2022, a portion of a previous payment made to Trio LLC was used to fund a lease extension payment to a third-party; as the payment previously made was to be used for other expenditures, the amount used to fund the lease extension was added to the remaining amount due to Trio LLC, increasing it from $780,000 to $1,032,512. Per an extension to the Fourth Amendment to the Trio LLC PSA, the Company made the final payment of $1,032,512 upon the consummation of the IPO. As of October 31, 2023 and 2022, the balance of the note payable was $0 and $1,025,497, respectively, with interest expense recognized of $7,015 and $120,337 for the years ended October 31, 2023 and 2022, respectively. Total payments made on the note payable for the years ended October 31, 2023 and 2022 were $1,032,512, and $2,920,000, respectively.

Restricted Stock Units (“RSUs”) issued to Directors

On July 11, 2022, the Company issued 3,000 shares of its $0.0001 par common stock to each of its five outside Directors with a fair value of $5.80 per share for an aggregate grant date value of $88,200. The fair value was calculated via a third-party valuation performed using income and market methods, as well as a discounted cash flow method, with the terminal value using a market multiples method, adjusted for a lack of marketability. The shares, or RSUs, vest in full upon the six-month anniversary of the IPO, subject to the directors’ continued service on the vesting date; upon issuance, the shares will be fully paid and non-assessable. Upon consummation of the IPO, the vesting period for these shares began and for the years ended October 31, 2023 and 2022, the Company recognized stock-based compensation in the amount of $88,200 and $0, respectively, within stock-based compensation expenses on the income statement, with unrecognized expense of $0 as of the period ended October 31, 2023.

On September 2, 2023, the Company issued an aggregate 21,250 shares of its $0.0001 par common stock to four outside directors with a fair value of $12.80 per share for a grant date value of $273,275. The shares, or RSUs, vest in full upon the six-month anniversary of the vesting commencement date (or August 28,2023), subject to the directors’ continued service on the vesting date. For the years ended October 31, 2023 and 2022, the Company recognized stock-based compensation in the amount of $96,016 and $0, respectively, within stock-based compensation expenses on the income statement, with unrecognized expense of $177,259 as of the period ended October 31, 2023.

Restricted Shares issued to Executives and Employees

In February 2022, the Company entered into employee agreements with Frank Ingriselli (Chief Executive Officer or “CEO”) and Gregory L. Overholtzer (Chief Financial Officer or “CFO”) which, among other things, provided for the grant of restricted shares in the amounts of 50,000 and 5,000, respectively, pursuant to the 2022 Equity Incentive Plan (“the Plan”). Per the terms of the employee agreements, subject to continued employment, the restricted shares vest over a two-year period, under which 25% will vest upon the earlier of three months after the IPO or six months after the grant date. After this date, the remainder vest in equal tranches every six months until fully vested. As the Plan was not adopted until October 17, 2022 (see Note 7), these shares will be recorded as of that date at a fair value of $5.880 per share; such value was calculated via a third-party valuation performed using income and market methods, as well as a discounted cash flow method, with the terminal value using a market multiples method, adjusted for a lack of marketability (see Note 10). As of October 31, 2022, the Company recorded 55,000 restricted shares at a fair value of $323,400, and for the years ended October 31, 2023 and 2022, the Company recognized stock-based compensation of $161,700 and $6,202, respectively, within stock-based compensation expenses on the income statement, with unrecognized expense of $155,498 as of October 31, 2023.

In May 2023, the Company entered into six employee agreements which, among other things, provided for the grant of an aggregate of 35,000 restricted shares pursuant to the Plan. Per the terms of the employee agreements, subject to continued employment, the restricted shares vest as follows: 25% of the shares will vest five months after the issuance date, after which the remainder vest in equal tranches every six months until fully vested. The shares were recorded on the date of issuance at a fair value of $43.00 per share for an aggregate fair value of $1,505,000, and for the years ended October 31, 2023 and 2022, the Company recognized stock-based compensation of $440,219 and $0, respectively, within stock-based compensation expenses on the income statement, with unrecognized expense of $1,064,781 as of the period ended October 31, 2023.

On July 20, 2023, pursuant to the Ingriselli Employment Agreement (see above), the Company issued 10,000 restricted shares (subject to the Plan) as a discretionary annual bonus at a fair value of $21.40 per share to Mr. Ingriselli for an aggregate fair value of $213,000. The shares vested fully on July 24, 2023 and the Company recognized stock-based compensation of $213,000 within stock-based compensation expenses on the income statement for the period ended July 31, 2023.

On October 16, 2023, the Company and Michael L. Peterson entered into an employment agreement (the “Peterson Employment Agreement”), effective as of October 23, 2023, pursuant to which Mr. Peterson will serve as Chief Executive Officer of the Company, replacing Mr. Ingriselli. Pursuant to the Peterson Employment Agreement, Mr. Peterson will be paid an annual base salary of $350,000. In addition, Mr. Peterson is entitled to receive, subject to his continuing employment with the Company on the applicable date of the bonus payout, an annual target discretionary bonus of up to 100% of his annual base salary, payable at the discretion of the Compensation Committee of the Board based upon the Company’s and Mr. Peterson’s achievement of objectives and milestones to be determined on an annual basis by the Board.

Pursuant to the Peterson Employment Agreement, the Company issued Mr. Peterson is a grant of 50,000 shares of restricted stock pursuant to the Company’s Omnibus Incentive Compensation Plan (the “Plan”) at a fair value of $5.40 per share for a grant date fair value of $271,000. The restricted stock grant vests over a period of two years, with 25% of the shares of restricted stock vesting six months after the Peterson Employment Agreement Effective Date, and the remainder vesting in equal tranches on each of the 12-, 18-, and 24-month anniversary dates of the Peterson Employment Agreement. As of October 31, 2023, the Company recognized stock-based compensation of $3,341 within stock-based compensation expenses on the income statement, with unrecognized expense of $267,659.

Consulting Agreement – Related Party

On October 6, 2023, Mr. Ingriselli delivered notice of his resignation as the Company’s Chief Executive Officer, effective on October 23, 2023. Upon his resignation, Mr. Ingriselli will continue as a director and hold the title of “Vice Chairman” of the Board of Directors of the Company. In addition, on October 16, 2023, the Company and Global Venture Investments LLC (“Consultant”), a Delaware Limited Liability Company and a wholly owned consulting firm owned 100% by Mr. Ingriselli, entered into a consulting agreement, effective as of the date of resignation and continuing through December 31, 2023.  Pursuant to the Consulting Agreement, the Company will pay Mr. Ingriselli a cash consulting fee equal to $10,000 per month, payable within five business days after the commencement of each calendar month during the term of the Consulting Agreement. The Consulting Agreement terminated on December 31, 2023, in accordance with its terms.